Consolidated Statement of Changes in Shareholders’ Equity (Capital Deficiency) - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 75		$ 31,748		$ (40,601)	$ (8,778)
Balance (in Shares) at Dec. 31, 2019	27,150,080
Issuance of ordinary shares and warrants, net of issuance costs	$ 14		70,999			71,013
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	4,624,500
Initial public offering of ordinary shares, net of offering costs	$ 31		169,136			169,167
Initial public offering of ordinary shares, net of offering costs (in Shares)	10,555,556
Issuance of ordinary shares to employees and non-employees upon exercise of warrants	$ 3		497			500
Issuance of ordinary shares to employees and non-employees upon exercise of warrants (in Shares)	997,863
Issuance of ordinary shares to investors upon exercise of warrants	$ 5		125			130
Issuance of ordinary shares to investors upon exercise of warrants (in Shares)	1,662,929
Share-based compensation			24,781			24,781
Conversion of related party liability to shareholders’ equity,	$ 3		17,745			17,748
Conversion of related party liability to shareholders’ equity, (in Shares)	1,109,245
Net loss for the year					(43,815)	(43,815)
Balance at Dec. 31, 2020	$ 131		315,031		(84,416)	230,746
Balance (in Shares) at Dec. 31, 2020	46,100,173
Issuance of ordinary shares upon exercise of warrants	$ 2		265			267
Issuance of ordinary shares upon exercise of warrants (in Shares)	780,920
Issuance of ordinary shares to employees and non-employees upon exercise of options	$ 3		3,330			3,333
Issuance of ordinary shares to employees and non-employees upon exercise of options (in Shares)	1,099,946
Issuance of ordinary shares due to business combination and assets acquisition	$ 13		101,497			101,510
Issuance of ordinary shares due to business combination and assets acquisition (in Shares)	3,810,402
Share-based compensation			18,697			18,697
Share-based compensation (in Shares)
Unrealized loss from available-for-sale securities				(607)		(607)
Unrealized loss from available-for-sale securities (in Shares)
Net loss for the year					(61,798)	(61,798)
Balance at Dec. 31, 2021	$ 149		438,820	(607)	(146,214)	292,148
Balance (in Shares) at Dec. 31, 2021	51,791,441
Issuance of ordinary shares upon exercise of warrants	$ 1		369			370
Issuance of ordinary shares upon exercise of warrants (in Shares)	192,927
Issuance of ordinary shares to employees and non-employees upon exercise of options	$ 1		578			579
Issuance of ordinary shares to employees and non-employees upon exercise of options (in Shares)	372,159
Issuance of ordinary shares due to business combination and assets acquisition		[1]	953			953
Issuance of ordinary shares due to business combination and assets acquisition (in Shares)	89,286
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd. (refer to Note 3)	$ 7		18,610			18,617
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd. (refer to Note 3) (in Shares)	2,648,424
Share-based compensation			18,623			18,623
Share-based compensation (in Shares)
Unrealized loss from available-for-sale securities				(1,367)		(1,367)
Unrealized loss from available-for-sale securities (in Shares)
Net loss for the year					(113,243)	(113,243)
Balance at Dec. 31, 2022	$ 158		$ 477,953	$ (1,974)	$ (259,457)	$ 216,680
Balance (in Shares) at Dec. 31, 2022	55,094,237

[1]	Less than 1 thousand US dollars.